VESSELS AND CAPITALIZED DRY-DOCKING (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 1,445,000
Balance	1,484,200	$ 1,452,100	$ 1,445,000
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,396,600
Balance	1,418,100	1,399,500	1,396,600
Vessels and capitalized dry docking | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance	26,500
Balance	25,600	27,500	26,500
Vessels and capitalized dry docking | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,886,300	1,726,600	1,726,600
Additions	27,900	97,800	162,700
Disposals	(8,000)	(4,900)	(30,200)
Transferred from prepayments	67,600	63,900	81,800
Transferred to assets held-for-sale	(44,200)	0	(54,600)
Balance	1,929,600	1,883,400	1,886,300
Vessels and capitalized dry docking | Depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance	327,600	264,800	264,800
Disposals	(8,000)	(4,900)	(30,200)
Depreciation for the period	51,400	56,700	113,400
Transferred to assets held-for-sale	(17,300)	0	(20,400)
Balance	353,700	316,600	327,600
Vessels and capitalized dry docking | Impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Balance	162,100	167,300	167,300
Impairment losses on tangible fixed assets	2,700	0	3,200
Transferred to assets held-for-sale	(7,000)	0	(8,400)
Balance	$ 157,800	$ 167,300	$ 162,100